Schedule of Related Party Transactions (Details) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2025
Related Party Transaction [Line Items]
Interest expenses		$ 2,435
Related Party [Member]
Related Party Transaction [Line Items]
Interest expenses		2,435
Compensation and benefits		148,849	92,359	91,867
Amounts due to related parties		140,375			$ 137,845
Ione Group Company Limited [Member]
Related Party Transaction [Line Items]
Transactions with related parties	[1]		33,708	33,528
Amounts due to related parties	[2]	140,375			133,871
Zhuhai Guanghong Daoyuan Technology Partnership [Member]
Related Party Transaction [Line Items]
Interest expenses	[3]	2,435
Ng WaiIan [Member]
Related Party Transaction [Line Items]
Compensation and benefits	[4]	40,584	23,970	23,842
Sou Weng Seng [Member]
Related Party Transaction [Line Items]
Compensation and benefits	[4]	40,584	23,595	23,470
Chan Kong Pan [Member]
Related Party Transaction [Line Items]
Compensation and benefits	[4]	22,227	20,974	20,862
Leong Fong Hang [Member]
Related Party Transaction [Line Items]
Compensation and benefits	[4]	45,454	$ 23,820	$ 23,693
Ieong Fong Hang [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[5]				3,974
Zento AI Company Limited [Member]
Related Party Transaction [Line Items]
Deposits	[6]	$ 1,020,850			$ 706,694

[1]	The amounts for the six months ended March 31, 2025 and 2024 represented fees from administrative services rendered.
[2]	The balances as of March 31, 2026 and September 30, 2025 represented advances from the related party for operational purposes and related accrued interest. The balances were unsecured, interest bearing at 3.5% p.a., and repayable before August 11, 2026. Related interest expense was $2,435, nil and nil for the six months ended March 31, 2026, 2025 and 2024, respectively.
[3]	The amounts for the six months ended March 31, 2026 represented interest expense for the amounts due to a related party.
[4]	The amounts for the six months ended March 31, 2026, 2025 and 2024 represented salaries paid.
[5]	The balances as of September 30, 2025 represented amounts payable to a related party in respect of expenses paid on behalf of the Company.
[6]	The balances as of March 31, 2026 and September 30, 2025 represented good faith deposit paid to a related party for the acquisition of a target company.